STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY
SCHEDULE OF COMMON STOCK SHARES RESERVED FOR ON AND AS-CONVERTED BASIS, FOR FUTURE ISSUANCE

As of September 30, 2024, the Company had reserved the following shares of common stock for future issuance:

September 30, 2024
Common stock options granted and outstanding	3,714,104
Shares reserved for issuance under the 2021 Plan	2,982,105
Reserved for future ESPP issuances	401,218
Total	7,097,427

As of December 31, 2023, the Company had reserved the following shares of common stock for future issuance:

December 31, 2023
Common stock options granted and outstanding	5,230,344
Shares reserved for issuance under the 2021 Plan	604,363
Reserved for vesting of outstanding restricted stock units	21,968
Reserved for future ESPP issuances	435,252
Total	6,291,927